Subsequent Events (Details Narrative) (10k) - USD ($)			1 Months Ended		9 Months Ended
	May 02, 2017	Sep. 15, 2016	Oct. 31, 2016	Sep. 30, 2016	May 31, 2017	May 31, 2016	May 24, 2017	Nov. 21, 2016	Oct. 11, 2016	Sep. 26, 2016	Sep. 14, 2016	Aug. 31, 2016	Jan. 20, 2016	Aug. 31, 2015	Mar. 19, 2013
Common stock conversion shares value		$ 200,000
Common stock, par value												$ 0.001	$ 0.001	$ 0.001	$ 0.001
Repayment of related party debt					$ 50,000
Common stock, shares authorized												70,000,000		70,000,000
Minimum [Member]
Common stock, shares authorized								75,000,000
Maximum [Member]
Common stock, shares authorized								200,000,000
Attorney Trust Account [Member]
Due to related party		$ 217,500							$ 67,500		$ 150,000
Class A Common Stock [Member]
Unregistered restricted shares issued		30,000,000
Common stock, par value					$ 0.001					$ 0.001		$ 0.001
Newly issued shares value	$ 500,000	$ 200,000
Common stock, shares authorized					1,000,000,000		1,000,000,000	130,000,000				130,000,000
Class B Common Stock [Member]
Unregistered restricted shares issued		6,000,000
Common stock voting rights		which carries a voting weight equal to ten (10) Common Shares
Common stock, par value					$ 0.001					0.001		$ 0.001
Newly issued shares value		$ 200,000
Common stock, shares authorized					500,000,000		500,000,000	6,000,000				6,000,000
Class C Common Stock [Member]
Unregistered restricted shares issued		40,000,000
Common stock, par value					$ 0.001					0.001		$ 0.001
Payment of specific expenses		$ 17,500
Common stock, shares authorized					500,000,000		500,000,000	64,000,000				64,000,000
Subsequent Event [Member]
Common stock conversion shares value		200,000
Payment of specific expenses		17,500
Subsequent Event [Member] | Minimum [Member]
Common stock, shares authorized								75,000,000
Subsequent Event [Member] | Maximum [Member]
Common stock, shares authorized								200,000,000
Subsequent Event [Member] | Attorney Trust Account [Member]
Due to related party		$ 217,500							$ 67,500		$ 150,000
Repayment of related party debt			$ 175,557	$ 175,557
Subsequent Event [Member] | Class A Common Stock [Member]
Unregistered restricted shares issued		30,000,000
Common stock, par value										0.001
Newly issued shares value		$ 200,000
Common stock, shares authorized								130,000,000
Subsequent Event [Member] | Class B Common Stock [Member]
Unregistered restricted shares issued		6,000,000
Common stock voting rights		Class B Common Stock carries a voting weight equal to ten (10) Common Shares.
Common stock, par value										0.001
Newly issued shares value		$ 200,000
Common stock, shares authorized								6,000,000
Subsequent Event [Member] | Class C Common Stock [Member]
Unregistered restricted shares issued		40,000,000
Common stock, par value										$ 0.001
Newly issued shares value		$ 200,000
Common stock, shares authorized								64,000,000